Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Percentage of participant's annual salary that can be matched (percent)	3.00%
Forfeitures to be allocated to eligible participants	$ 269,203	$ 315,665
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate (in percent)	3.00%	1.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate (in percent)	7.00%	3.00%
After 1 Year
EBP, Description of Plan [Line Items]
Percentage vested (in percent)	0.00%
After 2 Years
EBP, Description of Plan [Line Items]
Percentage vested (in percent)	20.00%
After 3 Years
EBP, Description of Plan [Line Items]
Percentage vested (in percent)	40.00%
After 4 Years
EBP, Description of Plan [Line Items]
Percentage vested (in percent)	60.00%
After 5 Years
EBP, Description of Plan [Line Items]
Participant vesting in their own contributions (percent)	100.00%
Percentage vested (in percent)	100.00%